Derivative Warrant Liabilities	12 Months Ended
Dec. 31, 2022
Derivative Warrant Liabilities [Abstract]
Derivative Warrant Liabilities
Note 13. Derivative Warrant Liabilities
As part of dMY’s initial public offering (“IPO”) in 2020, dMY issued 9,200,000 warrants to third party investors, and each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, dMY completed the private sale of 5,013,333 warrants to dMY’s sponsor (“Private Placement Warrants”) and each Private Placement Warrant allows the sponsor to purchase one share of the Company’s Class A common stock at $11.50 per share.
Public Warrants may only be exercised for a whole number of shares.
No
 fractional Public Warrants will be issued upon separation of the units and only whole Public Warrants will trade. The Public Warrants will become exercisable on the later of (a)
30
 days after the completion of a Business Combination or (b)
12
 months from the closing of the IPO. The Public Warrants have an exercise price of $
11.50
 per share, subject to adjustments and will expire five years after the completion of the Business Combination as of April 20, 2021 or earlier upon redemption or liquidation and are exercisable on demand. In the year ended December 31, 2022,
101
 Public Warrants were exercised at a price of $
11.50
 per share, resulting in proceeds of less than $
0.1
 million, and the issuance of
101
 shares of Common Stock. As of December 31, 2022,
7,668,280
 Public Warrants remained outstanding. As of December 31, 2021, 7,668,381 Public Warrants remained outstanding.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of common stock issuable upon the exercise of the Private Placement Warrants are not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are non-redeemable
so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the sponsor or its permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. On September 15, 2021, the Private Placement Warrants were exercised in full on a cashless basis, resulting in the issuance of 2,282,759 shares of Common Stock. None of the Private Placement Warrants were outstanding as of December 31, 2022 and 2021.
The Company accounts for Public Warrants and Private Placement Warrants as liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (ASC 480) and ASC 815, Derivatives and Hedging (ASC 815). Specifically, the Public and Private Placement Warrants meet the definition of a derivative but do not qualify for an exception from derivative accounting since the warrants are not indexed to the Company’s stock and therefore, are precluded from equity classification. Since the Public and Private Placement Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value upon the closing of the Merger, with subsequent changes in their respective fair values recognized in the consolidated statement of operations.
For the year
s
ended December 31, 2022 and 2021, a gain of $10.1 million and a loss of $11.4 million was recognized from the change in fair value of the Public and Private Placement Warrants in the Company’s consolidated statements of operations, respectively.